Intangible Assets and Goodwill - Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	$ 2,312.1				$ 2,312.1	$ 2,100.2
Amortizable intangible assets, accumulated amortization	358.8				358.8	170.1
Impairment of intangible assets					128.6	6.0	$ 0.0
Amortizable intangible assets, net balance	1,824.7				$ 1,824.7	$ 1,930.1
Weighted Average Life					8 years 1 month 6 days	9 years 3 months 19 days
Non-amortizable intangible assets
Total intangible assets, gross carrying amount	2,409.5				$ 2,409.5	$ 2,429.8
Total intangible assets, accumulated amortization	360.9				360.9	172.2
Total intangible assets, net balance	1,920.0				1,920.0	2,251.6
Amortization of intangible assets					374.1	89.0	$ 35.9
Estimated amortization expense, 2016	225.4				225.4
Estimated amortization expense, 2017	218.6				218.6
Estimated amortization expense, 2018	229.9				229.9
Estimated amortization expense, 2019	199.4				199.4
Estimated amortization expense, 2020	154.6				154.6
Asset impairment charge	26.4	$ 103.6	$ 35.1	$ 4.6
Trade names
Amortizable intangible assets:
Impairment of intangible assets		103.6			0.0	6.0
Non-amortizable intangible assets
Non-amortizable intangible assets, gross carrying amount	97.4				97.4	329.6
Non-amortizable intangible assets, accumulated amortization	2.1				2.1	2.1
Non-amortizable intangible assets, net balance	95.3				95.3	321.5
Patents
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	26.8				26.8	17.9
Amortizable intangible assets, accumulated amortization	12.5				12.5	8.4
Impairment of intangible assets					0.0	0.0
Amortizable intangible assets, net balance	14.3				$ 14.3	$ 9.5
Weighted Average Life					11 years 10 months 25 days	8 years 8 months 12 days
Customer relationships
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	877.7				$ 877.7	$ 883.2
Amortizable intangible assets, accumulated amortization	109.1				109.1	46.7
Impairment of intangible assets					0.0	0.0
Amortizable intangible assets, net balance	768.6				$ 768.6	$ 836.5
Weighted Average Life					13 years 8 months 12 days	13 years 6 months
Licenses
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	326.1				$ 326.1	$ 332.8
Amortizable intangible assets, accumulated amortization	91.6				91.6	88.5
Impairment of intangible assets					0.0	0.0
Amortizable intangible assets, net balance	234.5				$ 234.5	$ 244.3
Weighted Average Life					4 years 9 months 18 days	4 years 12 months
Intellectual property
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	731.1				$ 731.1	$ 736.3
Amortizable intangible assets, accumulated amortization	124.5				124.5	19.5
Impairment of intangible assets					0.0	0.0
Amortizable intangible assets, net balance	606.6				$ 606.6	$ 716.8
Weighted Average Life					6 years 1 month 6 days	8 years 7 months 6 days
Intellectual property | In Process Research and Development
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	33.0				$ 33.0	$ 33.0
Trade names
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	226.1	97.5			226.1
Amortizable intangible assets, accumulated amortization	1.9				1.9
Impairment of intangible assets		$ 103.6	$ 25.0		128.6	6.0
Amortizable intangible assets, net balance	95.6				$ 95.6
Weighted Average Life					14 years 8 months 12 days
Brand names
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	124.0				$ 124.0	128.2
Amortizable intangible assets, accumulated amortization	18.9				18.9	5.3
Impairment of intangible assets					0.0	0.0
Amortizable intangible assets, net balance	105.1				$ 105.1	$ 122.9
Weighted Average Life					7 years 10 months 25 days	9 years 2 months 12 days
Non-compete agreements
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount	0.3				$ 0.3	$ 0.3
Amortizable intangible assets, accumulated amortization	0.3				0.3	0.2
Impairment of intangible assets					0.0	0.0
Amortizable intangible assets, net balance	$ 0.0				$ 0.0	0.1
Lottery contracts
Amortizable intangible assets:
Amortizable intangible assets, gross carrying amount						1.5
Amortizable intangible assets, accumulated amortization						1.5
Impairment of intangible assets						0.0
Amortizable intangible assets, net balance						$ 0.0